Consolidated Statements Of Changes In Equity (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Treasury Shares At Cost [Member]	Accumulated Deficit [Member]	Net Investment Hedge [Member]	Currency Translation Differences [Member]	Unrealized Gain (Loss) On Available-For-Sale Securities [Member]	Unrecognized Net Periodic Pension Cost [Member]	Total Accumulated Other Comprehensive [Member]	Total Stockholders' Equity [Member]	Non-Controlling Interests [Member]	Total
Balance at Dec. 31, 2008	$ 42	$ 5,527		$ (4,986)		$ 363	$ 6	$ 17	$ 386	$ 969	$ 213	$ 1,182
Balance, shares at Dec. 31, 2008	215,252
Net income (loss)				(167)						(167)	14	(153)
Components of other comprehensive income:
Recognition of funded status pension benefit plan								19	19	19		19
Foreign currency translation adjustments						76			76	76		76
Reclassifications into income						(72)	(6)		(78)	(78)		(78)
Income tax on current period changes								(4)	(4)	(4)		(4)
Share-based compensation plans		28								28		28
Dividends paid to non-controlling interests											(29)	(29)
Balance at Dec. 31, 2009	42	5,555		(5,153)		367		32	399	843	198	1,041
Balance, shares at Dec. 31, 2009	215,252
Net income (loss)				(456)						(456)	50	(406)
Components of other comprehensive income:
Recognition of funded status pension benefit plan								(20)	(20)	(20)		(20)
Foreign currency translation adjustments						160			160	160		160
Reclassifications into income						(2)			(2)	(2)		(2)
Income tax on current period changes								1	1	1		1
Share-based compensation plans		12								12		12
Net proceeds from the issuance of common stock (IPO)	9	439								448		448
Net proceeds from the issuance of common stock (IPO), shares	34,000
Issuance of additional shares	1,500
Dividends paid to non-controlling interests											(2)	(2)
Changes in participations											(13)	(13)
Balance at Dec. 31, 2010	51	6,006		(5,609)		525		13	538	986	233	1,219
Balance, shares at Dec. 31, 2010	250,752
Net income (loss)				390						390	46	436
Components of other comprehensive income:
Recognition of funded status pension benefit plan								9	9	9		9
Foreign currency translation adjustments					(203)	(19)			(222)	(222)		(222)
Reclassifications into income						(2)		2
Income tax on current period changes								(2)	(2)	(2)		(2)
Share-based compensation plans		31								31		31
Issuance of additional shares	1,000
Treasury shares			(57)							(57)		(57)
Treasury shares, shares	(5,689)
Shares issued pursuant to stock awards		10								10		10
Shares issued pursuant to stock awards, shares	1,774
Dividends paid to non-controlling interests											(67)	(67)
Balance at Dec. 31, 2011	$ 51	$ 6,047	$ (57)	$ (5,219)	$ (203)	$ 504		$ 22	$ 323	$ 1,145	$ 212	$ 1,357
Balance, shares at Dec. 31, 2011	247,837